CONVERTIBLE DEBENTURES - 2022 Debentures (Details)			12 Months Ended
	Dec. 06, 2022 USD ($) shares	Dec. 06, 2022 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares
CONVERTIBLE DEBENTURES
Maximum conversion shares			2,417,068
Shares issued to settle interest (in shares)			17,761	25,265
Debentures 2022
CONVERTIBLE DEBENTURES
Private placement | $	$ 4,000,000
Interest rate (in percent)	10.00%
Interest payable in cash (in percent)	7.50%	7.50%
Interest payable in shares (in percent)	2.50%	2.50%
Borrowings term	5 years	5 years
Conversion price | $ / shares		$ 17.32
Gross proceeds	$ 4,000,000	$ 5,459,600
Interest expense | $			$ 558,340	$ 548,066
Interest settled in cash | $			$ 405,582	$ 407,530
Shares issued to settle interest (in shares)			12,632	10,106
Debentures 2022 | Redemption price on or prior to December 6, 2025
CONVERTIBLE DEBENTURES
Percentage of principal amount redeemed	130.00%	130.00%
Debentures 2022 | Redemption price after December 6, 2025
CONVERTIBLE DEBENTURES
Percentage of principal amount redeemed	115.00%	115.00%
Debentures 2022 | Maximum
CONVERTIBLE DEBENTURES
Maximum conversion shares	366,070	366,070